Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Deferred tax assets:
Net operating loss	$ 114,863	$ 100,166	$ 82,775	$ 84,216	$ 69,774
Accrued participants and residuals	24,729	25,088	25,426	21,453	14,563
Production costs	4,403	3,390	3,592	4,056	3,740
Accrued expenses and other	2,335	1,916	1,294	3,095	3,710
Lease liabilities	2,771
Deferred revenue	2,107	1,877	4,622	825	963
Stock compensation	605	556	534	544	771
Intangibles and fixed assets	11	210	184	163	210
Total deferred tax assets	151,824	133,203	118,427	114,352	93,731
Less: valuation allowance	(146,392)	(133,203)	(116,605)	(114,352)	(93,731)
Total net deferred tax assets	5,432		1,822
Deferred tax liabilities
Right of use assets	(2,039)
Other	(3,393)		(1,822)
Total net deferred tax liabilities	(5,432)		(1,822)
Total net deferred tax assets and liabilities